JOHN HANCOCK INVESTMENT TRUST

200 Berkeley Street

Boston, MA 02116

August 4, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Diversified Real Assets Fund,
John Hancock Fundamental Equity Income Fund, and
John Hancock Mid Cap Growth Fund (collectively, the “Funds”)
File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated August 1, 2022, contained in Post-Effective Amendment No. 220 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 172 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on July 26, 2022 via EDGAR, accession number 0001133228-22-005137.

If you have any questions or comments, please call me at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust